Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2015
Accounts receivable
Accounts receivable
In millions	December 31,	2015	2014
Freight		$705	$777
Non-freight		180	160
Gross accounts receivable		885	937
Allowance for doubtful accounts		(7)	(9)
Net accounts receivable		$878	$928